Voyage Expenses	12 Months Ended
Dec. 31, 2023
Voyage Expenses [Abstract]
Voyage Expenses
12.

Voyage expenses
The amounts in the accompanying consolidated statements of income are analyzed as follows:

2023 2022 2021
Commissions $ 13,331 $ 14,412 $ 10,794
Gain from bunkers (474) (8,100) (5,955)
Port expenses and other 764 630 731
Total

$ 13,621 $ 6,942 $ 5,570